General Money
Market Fund, Inc.



ANNUAL REPORT
November 30, 2001







The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            16   Notes to Financial Statements

                            22   Report of Independent Auditors

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                General Money Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for General Money Market Fund, Inc., covering the 12-month period from December 1, 2000 through November 30, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates aggressively. After the attacks, the Fed reduced rates even further in an attempt to offset the adverse economic effects that resulted from the disruption in business activity and consumer spending. Recent events have prolonged existing economic weakness, but we believe that the U.S. may begin to see signs of economic recovery in the months ahead.

In the meantime, there is little doubt that money market yields will remain low and that the investment environment will continue to be challenging. At times like these, emotions should be set aside in favor of an objective, rational view of prevailing risks and opportunities. It is important during any time of market uncertainty to seek professional management and professional advice, both of which are cornerstones of our investment approach. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

For additional market perspectives, we have created "Investing In Uncertain Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing. Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 14, 2001


2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did General Money Market Fund, Inc. perform during the period?

During the 12-month period ended November 30, 2001, the fund produced a yield of 4.13% for Class A shares, 3.91% for Class B shares and 3.87% for Class X shares. Taking into account the effects of compounding, the fund produced an effective yield of 4.21% for Class A shares, 3.98% for Class B shares and 3.94% for Class X shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities. These include securities issued or guaranteed by the U.S. government or its agencies, certificates of deposit, short-term securities issued by domestic or foreign banks, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and dollar-denominated obligations issued or guaranteed by foreign governments. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund's performance?

The U.S. economy was already seeing signs of a slowdown when the reporting period began in December 2000. The Federal Reserve Board (the "Fed") responded with three short-term interest-rate reductions in January and March, totaling
1.50 percentage points. The Fed was apparently reacting to weak retail sales, higher energy prices, diminishing consumer confidence and softening manufacturing activity. Indeed, Gross Domestic Product ("GDP") growth for the first quarter of 2001 came in at an annualized rate of just 1.1%.

According to the National Bureau of Economic Research, the U.S. entered its first recession in 10 years just as the second quarter of 2001
                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

began. Although the recession would not become "official" until much later in the year, the Fed reduced short-term interest rates by 0.50 percentage points each in April and May and by 0.25 percentage points in June. Yet, despite six months of aggressive easing, capital spending remained weak and manufacturing activity remained sluggish. Seasonally adjusted GDP growth during the second quarter was estimated to grow at an annualized rate of just 0.30%. Only the consumer, who continued to spend and borrow, prevented the economy from spiraling downward into full-blown recession.

In the third quarter, interest rates held steady in July, and some economists began to detect signs of possible economic improvement, suggesting that the Fed had achieved a soft landing. Evidence emerged that inventories had returned closer to normal levels, energy prices had moderated and consumer spending remained relatively strong. Nonetheless, at its August meeting the Fed cited reduced capital spending, weak consumption and slower overseas growth for its decision to reduce interest rates another 0.25 percentage points.

Then, on September 11 disaster struck. In addition to the immense losses of human life and property, the terrorist attacks sent an already weak economy over the brink. Consumer spending suddenly plunged as individuals canceled travel plans and cut back on spending. For its part, the Fed acted quickly, cutting interest rates another 0.50 percentage points even before the stock market reopened on September 17. Its goals were to ensure the continued smooth operations of the financial markets and to stimulate economic growth. It also injected approximately $50 billion into the economy. Nonetheless, U.S. GDP growth contracted by an estimated 0.40% in the third quarter, the economy's worst performance in a decade.

The Fed followed up in the fourth quarter by cutting rates another 0.50 percentage points each in October and November, citing "heightened uncertainty and concerns about a deterioration in business conditions both here and abroad." All told, the Fed has reduced short-term interest rates a total of 4.50 percentage points during the first 11 months of 2001. As of November 30, the benchmark federal funds rate was 2.0% , its lowest level since the 1960s.

4

What is the fund's current strategy?

In this environment, we have continued to maintain the fund's long weighted average maturity in order to maintain higher yields for as long as we deem practical.

As of November 30, rising evidence that the economy may be nearing a recovery caused money market yields to begin to rise. Consumer confidence had improved, retail sales had picked up and fewer workers had submitted jobless claims. As always, we are monitoring the economy closely, and we may look to change our strategy and the fund' s weighted average maturity as economic and market conditions evolve.

December 14, 2001

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A NET YIELD OF 3.88% AND AN EFFECTIVE NET YIELD OF 3.95%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED A NET YIELD OF 3.74% AND AN EFFECTIVE NET YIELD OF 3.81%.

                                                             The Fund 5

STATEMENT OF INVESTMENTS

November 30, 2001



                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--40.0%                                                Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Abbey National Treasury Services (Yankee)

   2.00%-2.37%, 11/8/2002-12/31/2002                                                        200,000,000             199,956,888

Alliance & Leicester PLC (London)

   3.56%, 2/11/2002                                                                          50,000,000              50,000,982

American Express Centurion Bank

   2.05%, 5/9/2002                                                                           50,000,000  (a)          50,000,000

Banca Intesa Spa (London)

   2.45%, 4/3/2002                                                                          100,000,000               99,998,256

Bank of Scotland (London)

   4.05%, 5/14/2002                                                                          50,000,000               50,001,393

Barclays Bank PLC (Yankee)

   2.05%, 9/13/2002                                                                         125,000,000  (a)         124,990,205

Barclays Bank PLC (London)

   4.30%, 4/24/2002                                                                          50,000,000               50,001,916

Bayerische Hypo-und Vereinsbank AG (Yankee)

   4.24%, 6/19/2002                                                                          50,000,000               49,998,673

Canadian Imperial Bank of Commerce (Yankee)

   2.43%-4.30%, 4/23/2002-11/25/2002                                                        275,000,000              274,999,641

Citibank NA

   3.42%, 12/7/2001                                                                          50,000,000               50,000,000

Commerzbank NY (Yankee)

   2.06%-2.08%, 6/28/2002-7/19/2002                                                         200,000,000  (a)         199,984,951

Credit Agricole Indosuez S.A. (Yankee)

   6.39%, 12/7/2001                                                                         150,000,000              150,000,000

Deutsche Bank AG (Yankee)

   2.48%, 12/20/2001                                                                        200,000,000              200,000,000

Dexia Delaware LLC (Yankee)

   3.55%, 2/11/2002                                                                          50,000,000               50,000,000

First Union National Bank

   5.02%, 2/26/2002                                                                         125,000,000              125,000,000

Harris Trust & Savings Bank

   2.43%, 10/10/2002                                                                         25,000,000               24,997,879

Key Bank N.A.

   2.04%-2.06%, 3/19/2002-11/6/2002                                                          65,000,000  (a)          65,027,551

Landesbank Baden-Wuerttemberg (London)

   2.34%, 12/17/2001                                                                        100,000,000              100,000,443

Merita Bank PLC (Yankee)

   4.30%-4.80%, 3/15/2002-4/22/2002                                                         100,000,000              100,081,975

Nordea Bank Finland PLC (Yankee)

   2.47%, 12/27/2002                                                                         50,000,000               49,984,213

Svenska Handelsbanken (London)

   2.20%, 11/18/2002                                                                         50,000,000               50,004,782

6
                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)                                           Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Svenska Handelsbanken (Yankee)

   3.59%, 8/13/2002                                                                          50,000,000               50,015,256

Swedbank (Yankee)

   2.47%, 10/17/2002                                                                         50,000,000               50,002,168

Wells Fargo Bank N.A.

   2.07%, 10/18/2002                                                                         50,000,000  (a)          50,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

   2.60%-3.80%, 7/25/2002-9/27/2002                                                         170,000,000              170,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $2,435,047,172)                                                                                           2,435,047,172
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--14.1%
------------------------------------------------------------------------------------------------------------------------------------

Alliance & Leicester PLC

   3.56%, 2/11/2002                                                                          50,000,000               49,650,000

Amstel Funding Corp.

   2.08%, 2/19/2002                                                                         100,000,000  (b)          99,540,000

Bavaria TRR Corp.

   2.12%, 12/13/2001                                                                        150,000,000  (b)         149,894,000

General Electric Capital Corp.

   2.00%-2.82%, 12/14/2001-5/8/2002                                                         250,000,000              248,211,445

General Electric Capital Services Inc.

   2.82%-3.59%, 12/14/2001-2/5/2002                                                         150,000,000              149,304,111

Paradigm Funding LLC

   2.37%, 1/18/2002                                                                         115,000,000  (b)         114,639,667

Swedbank Inc.

   4.59%, 12/14/2001                                                                         50,000,000               49,919,833

TOTAL COMMERCIAL PAPER

   (cost $861,159,056)                                                                                               861,159,056
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--19.2%
------------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Cos. Inc.

   2.15%, 2/8/2002                                                                           75,000,000  (a)          75,000,000

Beta Finance Inc.

   4.10%, 6/12/2002                                                                          20,000,000  (b)          19,999,471

Beta Finance Inc.

   2.10%-2.11%, 5/24/2002-6/17/2002                                                         250,000,000  (a, b)      250,000,000

CC (USA) Inc.

   4.13%, 6/13/2002                                                                         100,000,000  (b)         100,000,000

CC (USA) Inc.

   2.10%, 6/24/2002                                                                         150,000,000  (a, b)      150,000,000

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
CORPORATE NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

K2 (USA) LLC

   4.01%, 7/15/2002                                                                          92,000,000  (b)          92,000,000

K2 (USA) LLC

   2.10%, 7/15/2002                                                                          55,000,000  (a),( b)     55,000,000

Merrill Lynch & Co. Inc.

   4.21%, 6/5/2002                                                                           50,000,000               50,000,000

Merrill Lynch & Co. Inc.

   3.43%, 3/5/2002                                                                           50,000,000  (a)          50,000,000

Morgan Stanley, Dean Witter & Co.

   3.10%, 12/17/2001                                                                         36,250,000  (a)          36,253,052

Philip Morris Cos. Inc.

   3.71%, 12/4/2001                                                                          50,000,000  (a)          50,000,000

Sigma Finance Inc.

   2.57%-4.25%, 5/23/2002-10/2/2002                                                         240,000,000  (b)         240,009,786

TOTAL CORPORATE NOTES

   (cost $1,168,262,309)                                                                                           1,168,262,309
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.5%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  2.40%-4.55%, 12/18/2001-5/31/2002

   (cost $275,000,000)                                                                      275,000,000  (c)         275,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--14.9%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

   2.02%-3.60%, 2/7/2002-9/23/2002                                                          240,000,000  (a)         240,033,379

Bayerische Hypo-und Vereinsbank AG

   2.07%, 11/5/2002                                                                          50,000,000  (a)          49,995,356

Key Bank N.A.

   2.05%-2.22%, 8/15/2002-11/7/2002                                                         200,000,000  (a)         199,971,857

National City Bank

   2.03%-2.07%, 3/19/2002-8/16/2002                                                         250,000,000  (a)         249,974,365

U.S. Bank NA Minneapolis

   2.04%, 11/12/2002                                                                        170,000,000  (a)         170,000,000

TOTAL SHORT-TERM BANK NOTES

   (cost $909,974,957)                                                                                               909,974,957
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--9.4%
------------------------------------------------------------------------------------------------------------------------------------

HSBC Bank USA (Nassau)

   1.94%, 12/3/2001                                                                          23,794,000               23,794,000

Royal Bank of Canada (Grand Cayman)

   2.06%, 12/3/2001                                                                         100,000,000              100,000,000

8

                                                                                              Principal
TIME DEPOSITS (CONTINUED)                                                                     Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Societe Generale (Grand Cayman)

   2.13%, 12/3/2001                                                                         250,000,000              250,000,000

South Trust Bank Inc. (Grand Cayman)

   2.06%, 12/3/2001                                                                         200,000,000              200,000,000

TOTAL TIME DEPOSITS

   (cost $573,794,000)                                                                                               573,794,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $ 6,223,237,494)                                                         102.1%            6,223,237,494

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (2.1%)            (129,369,843)

NET ASSETS                                                                                       100.0%            6,093,867,651

(A)  VARIABLE INTEREST RATE -- SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30,
     2001, THESE SECURITIES AMOUNTED TO $1,271,082,924 OR 20.9% OF NET ASSETS.

(C)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, AND NOT WITH THE INTENT TO
     DISTRIBUTE OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE
     SECURITIES WERE ACQUIRED FROM 3/23/2001 TO 9/5/2001 AT A COST OF
     $275,000,000. AT NOVEMBER 30, 2001, THE AGGREGATE VALUE OF THESE SECURITIES
     WAS $275,000,000 REPRESENTING 4.5% OF NET ASSETS AND ARE VALUED AT
     AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        6,223,237,494  6,223,237,494

Cash                                                                 23,877,325

Interest receivable                                                  51,341,091

Prepaid expenses                                                        151,445

                                                                  6,298,607,355
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         4,431,614

Payable for investment securities purchased                         199,936,446

Accrued expenses                                                        371,644

                                                                    204,739,704
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    6,093,867,651
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   6,093,991,849

Accumulated net realized gain (loss) on investments                    (124,198)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    6,093,867,651

NET ASSET VALUE PER SHARE


                                                                              Class A          Class B     Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                          1,379,757,615   4,713,818,759      291,277

Shares Outstanding                                                      1,379,820,740   4,713,879,825      291,284
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00            1.00         1.00

SEE NOTES TO FINANCIAL STATEMENTS.

10

STATEMENT OF OPERATIONS

Year Ended November 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                    255,341,979

EXPENSES:

Management fee--Note 2(a)                                           26,530,129

Shareholder servicing costs--Note 2(c)                              13,361,885

Distribution fees--Note 2(b)                                        10,635,395

Registration fees                                                      656,586

Custodian fees                                                         213,135

Directors' fees and expenses--Note 2(d)                                144,062

Prospectus and shareholders' reports                                    44,432

Professional fees                                                       27,879

Miscellaneous                                                           80,339

TOTAL EXPENSES                                                      51,693,842

Less--reduction in shareholder servicing costs
  due to undertaking--Note 2(c)                                     (1,081,263)

NET EXPENSES                                                        50,612,579

INVESTMENT INCOME--NET                                             204,729,400
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):                  2,580

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               204,731,980

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                           -------------------------------------
                                                     2001                2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                        204,729,400         237,008,952

Net realized gain (loss) on investments             2,580             (42,569)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  204,731,980         236,966,383
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A Shares                                (46,411,850)        (53,192,381)

Class B Shares                               (158,305,777)       (183,783,669)

Class X Shares                                    (11,773)            (32,902)

TOTAL DIVIDENDS                              (204,729,400)       (237,008,952)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A Shares                              8,190,518,243       8,923,376,052

Class B Shares                             12,199,985,910      16,804,848,328

Class X Shares                                    743,713           1,002,357

Dividends reinvested:

Class A Shares                                 45,288,857          51,971,812

Class B Shares                                147,018,472         172,363,390

Class X Shares                                      3,584              23,354

Cost of shares redeemed:

Class A Shares                            (7,838,734,853)     (8,856,634,316)

Class B Shares                           (10,971,472,146)    (16,695,737,773)

Class X Shares                                  (934,144)          (1,101,794)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS              1,772,417,636          400,111,410

TOTAL INCREASE (DECREASE) IN NET ASSETS    1,772,420,216          400,068,841
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         4,321,447,435       3,921,378,594

END OF PERIOD                               6,093,867,651       4,321,447,435

SEE NOTES TO FINANCIAL STATEMENTS.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                                      Ten Months
                                                                                                           Ended     Year Ended
                                                         Year Ended November 30,                     November 30,     January 31,
                                           --------------------------------------------------
CLASS A SHARES                                  2001        2000        1999         1998                   1997(a)         1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                          1.00        1.00        1.00         1.00                   1.00            1.00

Investment Operations:

Investment income--net                          .041        .056        .044         .049                   .041            .047

Distributions:

Dividends from
   investment income--net                      (.041)      (.056)      (.044)       (.049)                 (.041)          (.047)

Net asset value, end of period                  1.00        1.00        1.00         1.00                   1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                4.21        5.77        4.53         4.98                   4.99(b)         4.81
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                            .79         .78         .78          .77                    .88(b)          .84

Ratio of net investment income
   to average net assets                        4.03        5.64        4.44         4.88                   4.89(b)         4.71
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period ( $x 1,000)               1,379,758     982,685     863,981      835,706                903,313         764,119

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 13

FINANCIAL HIGHLIGHTS (continued)

                                                                                                         Ten Months
                                                                                                          Ended        Year Ended
                                                       Year Ended November 30,                       November 30,      January 31,
                                   ---------------------------------------------------------
CLASS B SHARES                         2001             2000            1999             1998               1997(a)          1997
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                 1.00             1.00            1.00             1.00               1.00             1.00

Investment Operations:

Investment income--net                 .039             .054            .042             .047               .039             .046

Distributions:

Dividends from
   investment income--net             (.039)           (.054)          (.042)           (.047)             (.039)           (.046)

Net asset value,
   end of period                       1.00             1.00            1.00             1.00               1.00             1.00
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                       3.98             5.53            4.32             4.78               4.83(b)          4.65
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/
   SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                  1.00             1.00            1.00             1.00               1.00(b)          1.00

Ratio of net investment
   income to average
   net assets                          3.81             5.41            4.24             4.66               4.78(b)          4.56

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation              .03              .02             .03              .06                .05(b)           .07
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of
   period ( $x 1,000)             4,713,819        3,338,285       3,056,844        2,427,332          1,231,132          369,205

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

14

                                                                                      Year Ended November 30,
                                                                                 -------------------------------
CLASS X SHARES                                                                         2001     2000    1999(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                   1.00     1.00    1.00

Investment Operations:

Investment income--net                                                                 .039     .054    .021

Distributions:

Dividends from investment income--net                                                 (.039)   (.054)  (.021)

Net asset value, end of period                                                         1.00     1.00    1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                       3.94     5.49    4.33(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                1.05     1.05    1.05(b)

Ratio of net investment income
   to average net assets                                                               4.03     5.43    4.01(b)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                                       .13      .06     .25(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ( $x 1,000)                                                   291      478     554

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (15 billion shares authorized), Class B (10 billion shares authorized) and Class X (500 million shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

16

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $227,187 during the period ended November 30, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                                                                     The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $124,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $66,000 of the carryover expires in fiscal 2005, $16,000 expires in fiscal 2007 and $42,000 expires in fiscal 2008.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the

18

value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2001, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2001, Class A shares were charged $2,309,937 pursuant to the Plan.

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan such,
                                                                     The Fund 19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended November 30, 2001, Class B shares were charged $8,324, 728 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended November 30, 2001, Class X shares were charged $730 pursuant to the Class X Distribution Plan.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, Class A shares were charged $510,675 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the Distributor for the provision of certain services to the holders of Class B and Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the mainte-

20

nance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2000 through November 30, 2001 that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded 1% for Class B and 1.05% for Class X shares of the value of their average daily net assets, the Manager will reimburse the expenses of the fund under the Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. During the period ended November 30, 2001, Class B and Class X shares were charged $10,383,122 and $730, respectively, pursuant to the Shareholder Services Plan, of which $1,080,871 and $392, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2001, the fund was charged $224,640 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund 21

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of General Money Market Fund, Inc., including the statement of investments, as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Money Market Fund, Inc. at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                              [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 7, 2002

22

NOTES

                    For More Information

                        General Money
                        Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        15 Broad Street
                        New York, New York 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online
or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  196AR1101